TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
8.   TRADE RECEIVABLES, NET
Trade account receivable, which are included in Other current assets, are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $0.01 million and $0.02 million as of December 31, 2012 and 2011, respectively.